Financial assets at fair value through other comprehensive income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 155,874,887	R$ 143,498,442
Corporate debt securities	6,135,351	4,894,033
Bank debt securities	6,137,649	6,127,305
Brazilian sovereign bonds	8,885,505	9,572,373
Foreign governments securities	6,659,985	6,508,218
Mutual funds	2,127,954	2,950,583
Marketable equity securities and other stocks	7,695,206	12,291,021
Balance on	193,516,537	185,841,975
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	158,709,952	134,289,029
Corporate debt securities	6,063,483	4,828,945
Bank debt securities	7,566,014	6,637,552
Brazilian sovereign bonds	8,758,526	9,222,104
Foreign governments securities	6,670,843	6,501,034
Mutual funds	2,109,073	2,939,361
Marketable equity securities and other stocks	8,318,376	9,895,440
Balance on	198,196,267	174,313,465
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	1,971,895	9,310,390
Corporate debt securities	226,766	162,121
Bank debt securities	531,470	745,867
Brazilian sovereign bonds	215,947	608,077
Foreign governments securities		7,184
Mutual funds	23,146	14,770
Marketable equity securities and other stocks	445,925	2,631,980
Balance on	3,415,149	13,480,389
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(4,806,960)	(100,977)
Corporate debt securities	(154,898)	(97,033)
Bank debt securities	(1,959,835)	(1,256,114)
Brazilian sovereign bonds	(88,968)	(257,808)
Foreign governments securities	(10,858)
Mutual funds	(4,265)	(3,548)
Marketable equity securities and other stocks	(1,069,095)	(236,399)
Balance on	R$ (8,094,879)	R$ (1,951,879)